Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic and Diluted EPS
	Year Ended December 31,
(in millions, except per share amounts)	2013	2012	2011
Income available for common shareholders	$814	$816	$844
Weighted average common shares outstanding, basic	444	424	401
Add incremental shares from assumed conversions:
Employee share-based compensation	1	1	1
Weighted average common share outstanding, diluted	445	425	402
Total earnings per common share, diluted	$1.83	$1.92	$2.10